Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Accounts Payable	$ 244,741	$ 455,012
Accrued Liabilities	114,330	78,636
Taxes Payable	82,567	88,429
Accounts Payable and Accrued Liabilities	$ 441,638	$ 622,077